Disclosure of number and weighted average exercise prices of brokers compensation warrants (Details) - Brokers Compensation Warrants [Member]	12 Months Ended
	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement at beginning of period	1,292,727	2,212,612	1,732,612
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period	$ 0.16	$ 0.38	$ 0.45
Number of warrants granted in share-based payment arrangement	420,000	812,727	840,000
Weighted average exercise price of warrants granted in share-based payment arrangement	$ 0.15	$ 0.18	$ 0.13
Number of warrants exercised in share-based payment arrangement	(300,000)		(360,000)
Weighted average exercise price of warrants exercised in share-based payment arrangement	$ 0.11		$ 0.13
Number of warrants expired in share-based payment arrangement	(180,000)	(1,732,612)
Weighted average exercise price of warrants expired in share-based payment arrangement	$ 0.18	$ 0.44
Number of warrants outstanding in share-based payment arrangement at end of period	1,232,727	1,292,727	2,212,612
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period	$ 0.17	$ 0.16	$ 0.38